Inventories	12 Months Ended
Mar. 31, 2015
Inventory Disclosure [Abstract]
Inventories
3	Inventories
The components of inventories as of March 31, 2014 and 2015 are as follows:

	2014	2015
	$ in thousands	$ in thousands

Raw materials	5,137	1,978
Work in progress	2,229	676
Finished goods	179	467

	7,545	3,121

During the fiscal year ended March 31, 2014 and 2015, based upon material composition and expected usage, provision for inventories of approximately $874,000 and $687,000, respectively, were charged to the consolidated statements of operations under cost of sales.